Basis of Presentation and Summary of Significant Accounting Policies - Deferred Offering Costs (Details) $ in Millions	Dec. 31, 2020 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Deferred offering costs	$ 0.7